FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2019 USD ($) containership vessel	Dec. 31, 2018 USD ($) containership vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2014 vessel
Lessee, Lease, Description [Line Items]
Number of offshore supply vessels | containership		4
Number of offshore supply vessels under operating leases			2
Number of container vessels contracted to be chartered in	2	4	2
Term of lease or charter	15 years	7 years
Number of year before option to buy vessel is available		6 years	6 years
Finance lease, interest expense | $		$ 62.8	$ 21.8	$ 16.0
Deep Sea Supply BTG
Lessee, Lease, Description [Line Items]
Number of offshore supply vessels			5		5
Number of offshore supply vessels under finance lease		1
14,000 TEU Containership
Lessee, Lease, Description [Line Items]
Number of units | containership			4
10,600 TEU Containership
Lessee, Lease, Description [Line Items]
Number of units | containership			3
Minimum
Lessee, Lease, Description [Line Items]
Term of lease or charter		6 years	6 years
Maximum
Lessee, Lease, Description [Line Items]
Term of lease or charter		11 years	11 years
Sea Cheetah and Sea Jaguar | Deep Sea Supply BTG
Lessee, Lease, Description [Line Items]
Number of offshore supply vessels under operating leases		4